SHARE CAPITAL - Stock Option Activity (Details)	2 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 14, 2023 shares $ / shares	Apr. 06, 2021 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares
Options outstanding #
Outstanding, beginning (in shares) | shares	7,878,746	3,244,000	3,173,000	6,689,000	3,244,000
Settled in connection with Premier USA spin-out (in shares) | shares			(3,173,000)
Replacement options issued (in shares) | shares			5,722,000
Granted (in shares) | shares	1,888,683		2,975,000	2,673,179
Exercised (in shares) | shares		(62,000)	(1,345,200)	(1,047,200)
Expired (in shares) | shares		(9,000)	(662,800)	(320,106)
Forfeited (in shares) | shares				(116,127)
Outstanding, ending (in shares) | shares			6,689,000	7,878,746	6,689,000
Weighted average price C$
Outstanding, beginning (in dollars per share) | $ / shares	$ 2.30	$ 2.15	$ 2.19	$ 2.21	$ 2.15
Settled in connection with Premier USA spin-out (in dollars per share) | $ / shares			2.19
Replacement options issued (in dollars per share) | $ / shares			1.88
Granted (in dollars per share) | $ / shares			2.74	2.65
Exercised (in dollar per share) | $ / shares		1.46	1.75	2.45
Expired (in dollars per share) | $ / shares		$ 3.18	2.79	2.71
Forfeited (in dollars per share) | $ / shares				2.62
Outstanding, ending (in dollar per share) | $ / shares			$ 2.21	$ 2.30	$ 2.21